Note 18 - Stock Options and Nonvested Shares (Details) - Summary of Information With Respect to Stock Options Outstanding (2014 Stock Incentive Plan [Member], USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	1,860,000
Weighted average remaining contractual life, outstanding	9 years 237 days
Weighted average exercise price, outstanding	$ 0.89
Aggregate intrinsic value, outstanding	$ 318,080
$0.88
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price	$ 0.878
Number outstanding	1,470,000
$0.92 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price	$ 0.92
Number outstanding	290,000
$1.03 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price	$ 1.032
Number outstanding	50,000
$1.04
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price	$ 1.038
Number outstanding	50,000